SEGMENT REPORTING - Reconciliation of Segment Net Revenue To Segment Adjusted Gross Profit (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
Adjusted gross profit	34,354			203,553	150,415
Obagi
Segment Reporting Information [Line Items]
Net revenue	61,090		73,760	149,266	117,651
Adjusted cost of goods sold	(45,611)		30,868	30,697	33,922
Adjusted gross profit	15,479		$ 42,892	118,569	83,729
Milk Makeup
Segment Reporting Information [Line Items]
Net revenue	31,283			124,602	100,487
Adjusted cost of goods sold	(12,408)			39,618	33,801
Adjusted gross profit	$ 18,875			$ 84,984	$ 66,686